ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($)	Jun. 30, 2022	Mar. 31, 2022
Accounts Payable and Accrued Liabilities
Accounts payable	$ 1,228,501	$ 175,850
Accrued liabilities	255,664	237,428
Total	$ 1,484,165	$ 413,278